Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2023	$6,301	$3,167,519	$732,253	$55,070	$32,958	$74,267	$2,385	$4,070,753
Transfer of pre-delivery payments	—	211,703	(211,703)	—	—	—	—	—
Additions	—	373,983	205,030	3,993	3,760	1,991	9,302	598,059
Disposals	—	(56,979)	—	(427)	(1,476)	(897)	—	(59,779)
Reclassifications	—	(549)	(25,400)	—	—	617	(68)	(25,400)
Balance at December 31, 2023	$6,301	$3,695,677	$700,180	$58,636	$35,242	$75,978	$11,619	$4,583,633
Transfer of pre-delivery payments	—	175,930	(175,930)	—	—	—	—	—
Additions	—	444,469	13,987	5,205	3,260	3,701	4,779	475,401
Disposals	—	(75,550)	—	(945)	(2,441)	(1,095)	—	(80,031)
Reclassifications	—	2,329	—	—	39	6,696	(9,026)	38
Balance at December 31, 2024	$6,301	$4,242,855	$538,237	$62,896	$36,100	$85,280	$7,372	$4,979,041
Transfer of pre-delivery payments	—	371,589	(371,589)	—	—	—	—	—
Additions	—	662,838	301,569	3,942	3,925	1,943	2,390	976,607
Disposals	—	(152,747)	—	(1,332)	(2,219)	(296)	(3,000)	(159,594)
Reclassifications	—	85	—	(5)	—	3,080	(3,160)	—
Balance at December 31, 2025	$6,301	$5,124,620	$468,217	$65,501	$37,806	$90,007	$3,602	$5,796,054
Accumulated depreciation and impairment -
Balance at January 1, 2023	$—	$(1,063,069)	$—	$(46,803)	$(29,052)	$(48,301)	$(4)	$(1,187,229)
Depreciation for the year	—	(200,851)	—	(2,546)	(2,190)	(4,320)	—	(209,907)
Disposals	—	49,382	—	398	1,470	885	—	52,135
Balance at December 31, 2023	$—	$(1,214,538)	$—	$(48,951)	$(29,772)	$(51,736)	$(4)	$(1,345,001)
Depreciation for the year	—	(229,622)	—	(2,923)	(3,143)	(5,173)	—	(240,861)
Disposals	—	60,616	—	945	2,430	1,090	—	65,081
Balance at December 31, 2024	$—	$(1,383,544)	$—	$(50,929)	$(30,485)	$(55,819)	$(4)	$(1,520,781)
Depreciation for the year	—	(262,922)	—	(3,344)	(3,646)	(5,738)	—	(275,650)
Disposals	—	116,653	—	1,324	2,176	279	—	120,432
Balance at December 31, 2025	$—	$(1,529,813)	$—	$(52,949)	$(31,955)	$(61,278)	$(4)	$(1,675,999)
Carrying amounts -
At December 31, 2023	$6,301	$2,481,139	$700,180	$9,685	$5,470	$24,242	$11,615	$3,238,632
At December 31, 2024	$6,301	$2,859,311	$538,237	$11,967	$5,615	$29,461	$7,368	$3,458,260
At December 31, 2025	$6,301	$3,594,807	$468,217	$12,552	$5,851	$28,729	$3,598	$4,120,055